Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Operating segments [Abstract]
Schedule of Total Revenue by Region	The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Asia :
China (including Hong-Kong)	$24,018	$21,702	$11,430
Taiwan	1,066	29	468
Rest of Asia	2,210	92	743
Total Asia	27,294	21,823	12,641
Germany	15,525	1,001	801
United States of America	16,749	8,666	20,368
Rest of world	983	2,126	3,021
Total revenue	$60,551	$33,616	$36,831
Of our total revenue, 96.2% is attributable to international sales for the year ended December 31, 2024 (96.2% for 2023 and 99.8% for 2022).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Broadband IoT	$36,181	$21,842	$17,655
Massive IoT	24,370	11,774	19,176
Total revenue	$60,551	$33,616	$36,831
Additionally, the Company categorize its total revenue based on product, license and services revenue.

	Year ended December 31,
	2022	2023	2024
	(in thousands)
Product	$22,974	$8,060	$12,007
License	31,005	22,997	22,513
Development and other services	6,572	2,559	2,311
Total revenue	$60,551	$33,616	$36,831